Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 1,905,517	₩ 1,883,579
Investments in joint ventures, carrying amount	9,495	5,710
Investments in associates and joint ventures	₩ 1,915,012	₩ 1,889,289	₩ 2,197,351
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 896,990	₩ 879,527
Investments in associates and joint ventures	₩ 896,990	₩ 879,527	793,754
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Investments in associates, carrying amount	₩ 336,404	₩ 324,860
Investments in associates and joint ventures	₩ 336,404	₩ 324,860	339,976
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 22,285	₩ 20,839
Investments in associates and joint ventures	₩ 22,285	₩ 20,839	19,156
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 70,409	₩ 69,375
Investments in associates and joint ventures	₩ 70,409	₩ 69,375	86,301
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 14,872	₩ 14,296
Investments in associates and joint ventures	₩ 14,872	₩ 14,296	15,343
SK Latin America Investment S.A. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Spain
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 14,607	₩ 11,961
Investments in associates and joint ventures	₩ 14,607	₩ 11,961	14,004
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%	20.00%
Investments in associates, carrying amount	₩ 355,282	₩ 357,537
Citadel Pacific Telecom Holdings, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 45,901	₩ 48,542
Investments in associates and joint ventures	₩ 45,901	₩ 48,542	43,789
SM. Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	22.80%	23.10%
Investments in associates, carrying amount	₩ 41,578	₩ 59,611
Investments in associates and joint ventures	₩ 41,578	₩ 59,611	60,261
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	31.10%	31.10%
Investments in associates and joint ventures			26,474
Nam Incheon Broadcasting Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 14,344	₩ 13,575
Investments in associates and joint ventures	₩ 14,344	₩ 13,575	12,525
Home Choice Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	17.80%	17.80%
Investments in associates, carrying amount	₩ 3,215	₩ 4,456
Investments in associates and joint ventures	₩ 3,215	₩ 4,456	3,052
Konan Technology Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.70%	20.80%
Investments in associates, carrying amount	₩ 6,349	₩ 8,366
Investments in associates and joint ventures	₩ 6,349	₩ 8,366	3,639
CMES Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	7.70%	7.70%
Investments in associates, carrying amount	₩ 900	₩ 900
Investments in associates and joint ventures	₩ 900	900
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Japan
Associates, Ownership (%)	33.00%
Investments in associates, carrying amount	₩ 1,239
Investments in associates and joint ventures	1,239
12CM JAPAN and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	81,142	69,734
Investments in associates and joint ventures	₩ 81,142	₩ 69,734	68,966
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	48.20%	48.20%
Investments in joint ventures, carrying amount	₩ 9,495	₩ 5,710
Investments in associates and joint ventures	₩ 9,495	₩ 5,710	₩ 2,000